Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

Access Capital Community Investment Fund (the “Fund”)

Supplement dated August 14, 2020 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) dated January 28, 2020 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Bloomberg Barclays U.S. Aggregate Bond Index is no longer listed as a secondary benchmark index for the Fund for performance comparison purposes.

To reflect these changes, all references to the Bloomberg Barclays U.S. Aggregate Bond Index are hereby deleted from the Fund’s “Fund Summary” section.

Access Capital Community Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

Access Capital Community Investment Fund (the “Fund”)

Supplement dated August 14, 2020 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) dated January 28, 2020 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Bloomberg Barclays U.S. Aggregate Bond Index is no longer listed as a secondary benchmark index for the Fund for performance comparison purposes.

To reflect these changes, all references to the Bloomberg Barclays U.S. Aggregate Bond Index are hereby deleted from the Fund’s “Fund Summary” section.